Offsets	Oct. 03, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Registrant or Filer Name	Psyence Biomedical Ltd.
Form or Filing Type	F-3
File Number	333-285542
Initial Filing Date	Aug. 06, 2025
Filing Date	Aug. 06, 2025
Fee Offset Claimed	$ 7,930.58
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Psyence Biomedical Ltd.
Form or Filing Type	F-3
File Number	333-289285
Initial Filing Date	Aug. 06, 2025
Filing Date	Aug. 06, 2025
Fee Paid with Fee Offset Source	$ 7,930.58
Offset Note	Rule 457(p) Note. The registrant hereby offsets $7,930.58 of the filing fee due on this Registration Statement against the filing fee previously paid with respect to the registrant’s Registration Statement on Form F-3 (File No. 333-289285), initially filed August 6, 2025, for which this Registration Statement acts as a pre-effective Amendment No. 1 on a Registration Statement on Form F-1/A.